Debt Obligations Debt Obligations (Covenants Related To Credit Agrrements) (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Debt instrument covenant maximum leverage ratio	4.5
Debt instrument covenant maximum leverage ratio, permitted during specific acquisition period	5
Debt instrument coveneant maximum consolidated leverage ratio	5.5
Debt instrument covenant minimum fixed charge coverage ratio	3
Debt instrument covenant minimum value to loan ratio	2
ETP [Member]
Debt Instrument [Line Items]
Debt instrument covenant maximum leverage ratio	5
Debt instrument covenant maximum leverage ratio, permitted during specific acquisition period	5.5
Regency [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio	5.25
Maximum consolidated EBITA to consolidated interest expense	2.75
Maximum consolidated senior secured leverage ratio	3
Southern Union [Member] | Southern Union Credit Facility [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITA to consolidated interest expense	2.00
Debt to capitalization ratio maximum permitted	525.00%
Southern Union [Member] | Minimum Amount for Cross Default Swaps [Member]
Debt Instrument [Line Items]
Debt Covenant, Cross Default Feature, Minimum Amount	0